Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Inventories

Inventories were comprised of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Finished goods	$37,415	$40,898
Work in process	32,383	35,638
Raw materials and supplies	73,455	86,384

Inventories	$143,253	$162,920

As of December 31, 2011 and 2012, inventories are reflected net of reserves of $17,287 and $20,987, respectively.

	December 31, 2011	December 31, 2012
Finished goods	$34,446	$37,415
Work in process	34,466	32,383
Raw materials and supplies	70,814	73,455

Inventories, net	$139,726	$143,253